AXP(R)
International
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
    Express(R)
Funds

AXP International Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
 EXPRESS(R) (logo)

A World of Opportunity
There's a new  recognition  among investors that the stock market extends beyond
Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead. AXP International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.


Table of Contents
2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.
From the Chairman                        3
From the Portfolio Managers              3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report             9
Financial Statements                    10
Notes to Financial Statements           13
Investments in Securities               22
Federal Income Tax Information          25

AXP INTERNATIONAL FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the Board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o    Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson

(picture of) Mark Fawcett
Mark Fawcett
Portfolio manager

From the Portfolio Managers
The past 12 months was a frustrating period for investors in foreign stocks, as markets were kept off balance by a variety of conflicting factors. For AXP International Fund's Class A shares, the end result was a loss of 2.79%
(excluding the sales charge) for its fiscal year -- November 1999 through October 2000.

The first two months could hardly have been better, as stock markets in Europe and Japan fed off a powerful rally in U.S. stocks. Particularly strong were stocks in the technology, media and telecommunications (TMT) sector, which were driven by increasing excitement about the potential of the Internet. Illustrating the strength of the rally, the Fund was up by more than 20% through December.

ANNUAL REPORT - 2000

(picture of) Richard Leadem
Richard Leadem
Portfolio manager

(picture of) Gavin Corr
Gavin Corr
Portfolio manager

But the new year ushered in a new investment environment, one centered on concerns about potentially higher inflation (spawned largely by higher oil prices) and central banks' willingness to raise interest rates to head off that possibility. The uneasiness culminated in a sharp spring sell-off in the Nasdaq market that reverberated around the globe. The markets were able to hold their own over the summer, but worries about the strength of corporate profits again drove them into retreat during the fall.

Complicating the situation for most of 2000 was an ongoing, vicious rotation between stock sectors -- TMT, defensives, financials and cyclicals -- as investors scrambled to find safety and opportunity in the markets. In addition, investors in European markets had to contend with having their returns eroded by a substantial decline in the value of the euro, that region's common currency.

Reviewing the Fund's investments, we maintained the highest exposure to stocks of TMT companies, which on the whole had a somewhat negative effect on performance. Counteracting that were investments in pharmaceutical and oil-related stocks, which performed rather well. Relatively small holdings among cyclical and financial services stocks provided mixed results. We added to our financial services exposure this past fall.

Japan was the largest in terms of single-country allocation. Investments in the United Kingdom, France, Germany, Italy and the Netherlands made up nearly all of the rest and, therefore, the majority of the portfolio. Late in the period, we reduced our Japanese holdings and moved more money into Europe, a reflection of our view that Europe offers the better opportunity for gain in the new fiscal year.

As we look forward, global interest rates appear to be close to their peaks, and the declines in the major markets have created what we see as considerable value among many stocks of high-quality companies. Beyond that, we think the worst is over for the euro, and we may see some appreciation in the currency before long. If our assessment proves correct, the Portfolio may enjoy improved performance.

Mark Fawcett

Richard Leadem

Gavin Corr

AXP INTERNATIONAL FUND

Fund Facts


Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                             $ 11.17
Oct. 31, 1999                                             $ 13.45
Decrease                                                  $  2.28

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                               $  0.82
From long-term capital gains                              $  1.52
Total distributions                                       $  2.34
Total return**                                              -2.79%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                             $ 11.04
Oct. 31, 1999                                             $ 13.32
Decrease                                                  $  2.28

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                               $  0.72
From long-term capital gains                              $  1.52
Total distributions                                       $  2.24
Total return**                                              -3.51%

Class C-- June 26, 2000* - Oct. 31, 2000
(All figures per share)
Net asset value (NAV)
Oct. 31, 2000                                             $ 11.05
June 26, 2000*                                            $ 12.43
Decrease                                                  $  1.38

Distributions-- June 26, 2000* - Oct. 31, 2000
From income                                               $    --
From long-term capital gains                              $    --
Total distributions                                       $    --
Total return**                                             -11.10%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                             $ 11.19
Oct. 31, 1999                                             $ 13.46
Decrease                                                  $  2.27

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                               $  0.84
From long-term capital gains                              $  1.52
Total distributions                                       $  2.36
Total return**                                              -2.57%

*    Inception date.
** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***  The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings

                                              Percent           Value
                                         (of net assets)(as of Oct. 31, 2000)
Vodafone Group (United Kingdom)                5.14%        $71,927,404
Tesco (United Kingdom)                         3.51          49,191,311
Marconi (United Kingdom)                       3.22          45,027,134
Deutsche Bank (Germany)                        3.20          44,716,935
Alcatel (France)                               2.96          41,434,514
ING Groep (Netherlands)                        2.86          39,985,305
Fortis (Netherlands)                           2.79          39,025,026
Glaxo Wellcome ADR (United Kingdom)            2.59          36,211,894
Aventis (France)                               2.52          35,314,493
San Paolo - IMI (Italy)                        2.51          35,142,483

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 31.30% of net assets

AXP INTERNATIONAL FUND

Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations. This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
________________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
________________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
________________________________________________________________________________
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund

ANNUAL REPORT - 2000

The Fund's Long-Term Performance

              How your $10,000 has grown in AXP International Fund

$30,000

                                                         X $20,203
                                                           AXP International
                                                           Fund Class A
$20,000
                                   X Lipper International
                                     Funds Index


                                 X MSCI EAFE Index
$9,425

'90  '91  '92  '93  '94  '95  '96   '97    '98    '99    '00

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)

 Average Annual Total Returns (as of Oct. 31, 2000)
                     1 year        5 years       10 years (A)        Since
                                                                inception (B&Y)
 Class A             -8.38%         +7.54%          +7.29%             --%
 Class B             -6.83%         +7.85%             --%          +9.01%*
 Class Y             -2.57%         +8.97%             --%         +10.12%*

*    Inception date was March 20, 1995.

Assumes: Holding period from 11/1/90 to 10/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $9,003. Also see "Past Performance" in the Fund's current prospectus.

On the graph  above you can see how the  Fund's  total  return  compared  to two widely cited performance indexes, the MSCI EAFE Index and the Lipper International Funds Index. In comparing AXP International Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. Class C became effective June 26, 2000 and therefore performance information is not presented.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Funds Index, an unmanaged index published by Lipper, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP INTERNATIONAL FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #33  to
Registration Statement No. 2-92309 filed on or about December 21, 2000 are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP International Fund
Fiscal year ended Oct. 31, 2000

Class A

Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                                                        Per share
Dec. 23, 1999                                                        $0.81993

Capital gain distribution taxable as long-term capital gain.

Payable date                                                        Per share
Dec. 23, 1999                                                        $1.52180
Total distributions                                                  $2.34173

The distribution of $2.34173 per share, payable Dec. 23, 1999, consisted of $0.14101 derived from net investment income, $0.67892 from net short-term capital gains (a total of $0.81993 taxable as dividend income) and $1.52180 from net long-term capital gains.

Class B

Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                                                        Per share
Dec. 23, 1999                                                        $0.71907

Capital gain distribution taxable as long-term capital gain.

Payable date                                                        Per share
Dec. 23, 1999                                                        $1.52180
Total distributions                                                  $2.24087

The distribution of $2.24087 per share, payable Dec. 23, 1999, consisted of $0.04015 derived from net investment income, $0.67892 from net short-term capital gains (a total of $0.71907 taxable as dividend income) and $1.52180 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                                                        Per share
Dec. 23, 1999                                                        $0.83854

Capital gain distribution taxable as long-term capital gain.

Payable date                                                        Per share
Dec. 23, 1999                                                        $1.52180
Total distributions                                                  $2.36034

The distribution of $2.36034 per share, payable Dec. 23, 1999, consisted of $0.15962 derived from net investment income, $0.67892 from net short-term capital gains (a total of $0.83854 taxable as dividend income) and $1.52180 from net long-term capital gains.

ANNUAL REPORT - 2000
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American
    Express(R)
Funds

AXP International Fund
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
 EXPRESS (R) (logo)

S-6140 R (12/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.